WEBs ETF Trust

WEBs Defined Volatility QQQ ETF

Schedule of Investments

January 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 52.4%
United States – 52.4%
Invesco QQQ Trust Series 1	2,355	$1,229,993
TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,267,390)		1,229,993

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 53.4%
Time Deposits – 53.4%
Citibank, New York, 3.68% 02/03/2025(1)	$560,000	560,000
JPMorgan Chase, New York, 3.68% 02/03/2025	693,822	693,822
TOTAL TIME DEPOSITS (Cost - $1,253,822)		1,253,822
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,253,822)		1,253,822

TOTAL INVESTMENTS – 105.8% (Cost - $2,521,212)		2,483,815
OTHER ASSETS LESS LIABILITIES – (5.8)%		(137,205)
NET ASSETS – 100.0%		$2,346,610

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC Invesco QQQ Trust Series 1	OBFR + 1.25%	Monthly	USD	1,348	01/20/2026	$(30,389)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.